10. Promissory Notes: Schedule of continuity of pomissory notes payable (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of continuity of pomissory notes payable

$
Balance - 30 June 2018	-
Issuance of promissory notes	100,000
Interest	16,432
Repayments	(34,919)
Balance - 30 June 2019	81,513
Issuance of promissory notes	150,000
Interest	8,544
Balance - 30 June 2020	240,057
Current portion	(87,579)
Non-current portion	152,478